General and administrative expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
General and administrative expenses
General and administrative expenses	$ 2,786,562	$ 40,163,103
General and administrative expenses
General and administrative expenses
Staff costs	1,490,040	15,651,983
Technology costs	458,376	5,768,321
Professional fees	244,135	4,663,753
Depreciation of property and equipment	137,519	80,620
Outsourced employees	125,622	4,281,472
Depreciation of right-of-use assets	107,039	592,507
Office expenses	73,207	964,931
Rent expense	55,727	224,266
Customer experience costs	32,278	2,306,120
Other expenses	20,371	2,207,618
Travel and accommodation	19,551	1,396,514
Insurance	17,534	82,757
Amortization of intangible assets	4,628
Entertainment	535	115,779
Expansion expenses		1,826,462
General and administrative expenses	$ 2,786,562	$ 40,163,103